SAFE Agreements (Details) - USD ($)	6 Months Ended
	Jun. 22, 2021	Jun. 30, 2021
SAFE Agreements [Abstract]
Cash		$ 210,000
Common stock shares (in Shares)	129,154
Principal amount	$ 48,308